Investment in PennyMac Mortgage Investment Trust at Fair Value (Tables)	6 Months Ended
Jun. 30, 2013
Investment in PennyMac Mortgage Investment Trust at Fair Value
Summary of change in fair value and dividends received from PennyMac Mortgage Investment Trust

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Dividends	$43	$42	$85	$83
Change in fair value	(363)	79	(318)	233

	$(320)	$121	$(233)	$316

Fair value of PMT shares at period end	$1,579	$1,480	$1,579	$1,480